ING [LOGO] AMERICAS U.S. Legal Services
Jeffrey Pike Paralegal (303) 860-2530 Fax: (303) 813-2530 jeffrey.pike@us.ing.com
May 3, 2004	BY EDGARLINK
U.S. Securities and Exchange Commission 450 Fifth Street, N.W. Washington, DC 20549
Re:

Southland Life Insurance Company
Southland Separate Account L1
Post-Effective Amendment No. 12 to Registration Statement on Form N-6
Prospectus Title: Future Dimensions Variable Universal Life Insurance Policy
File Nos. 33-97852 and 811-09106
Rule 497(j) Filing

Ladies and Gentlemen:
On behalf of Southland Life Insurance Company and its Southland Separate Account L1, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:
  The form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and
  The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on April 19, 2004.

If you have any questions regarding this submission, please call the undersigned at 303-860-2530.
Sincerely, /s/ Jeffrey Pike Jeffrey Pike, ACS

Denver 1290 Broadway Denver, CO 80203	ING North America Insurance Corporation